Retirement plans (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Weighted average duration of defined benefit obligation	8 years
Disclosure of net defined benefit liability (asset)
Information concerning the Company’s defined benefit pension plans, in aggregate, is as follows:

As at	Dec 31 2019	Dec 31 2018
Accrued benefit obligations:
Balance, beginning of year	$60,618	$65,393
Current service cost	2,639	1,981
Past service cost	—	1,279
Interest cost on accrued benefit obligations	2,196	2,247
Benefit payments	(7,092)	(3,558)
Actuarial (gain) loss	8,041	(652)
Foreign exchange (gain) loss	(341)	(6,072)
Balance, end of year	66,061	60,618
Fair values of plan assets:
Balance, beginning of year	40,955	46,991
Interest income on assets	1,396	1,420
Contributions	4,056	2,452
Benefit payments	(7,092)	(3,558)
Return (loss) on plan assets	2,500	(2,846)
Foreign exchange gain (loss)	2,076	(3,504)
Balance, end of year	43,891	40,955
Unfunded status	22,170	19,663
Minimum funding requirement	—	—
Defined benefit obligation, net	$22,170	$19,663

Expense recognized in the income statement
The Company’s net defined benefit pension plan expense charged to the consolidated statements of income for the years ended December 31, 2019 and 2018 is as follows:

For the years ended December 31	2019	2018
Net defined benefit pension plan expense:
Current service cost	$2,639	$1,981
Past service cost	—	1,279
Net interest cost	800	827
Total net defined benefit pension plan expense	$3,439	$4,087

Expense recognized in other comprehensive income
The Company’s current year actuarial losses, recognized in the consolidated statements of comprehensive income for the years ended December 31, 2019 and 2018, are as follows:

For the years ended December 31	2019	2018
Actuarial loss	$(4,479)	$(1,483)

Disclosure of fair value of plan assets
The asset allocation for the defined benefit pension plan assets as at December 31, 2019 and 2018 is as follows:

As at	Dec 31 2019	Dec 31 2018
Equity securities	18%	20%
Debt securities	57%	57%
Cash and other short-term securities	25%	23%
Total	100%	100%